Document and Entity Information	Mar. 27, 2023
Cover [Abstract]
Local Phone Number	665-1000
Amendment Flag	false
Entity Central Index Key	0001385280
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 27, 2023
Entity Registrant Name	CINEMARK HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33401
Entity Tax Identification Number	20-5490327
Entity Address, Address Line One	3900 Dallas Parkway
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75093
City Area Code	972
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CNK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false